Operating expenses - Disclosure of sales and marketing expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 57,574	€ 48,194
SALES AND MARKETING
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	1,007	474
Consulting and professional fees	666	218
Other sales and marketing expenses	75	168
Operating expenses	€ 1,748	€ 860